United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
June 30, 2007.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	8/6/07

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      468    18050 SH       SOLE                    18050
3M                             COM              88579Y101      216     2492 SH       SOLE                     2492
AT&T Inc                       COM              00206R102     1362    32814 SH       SOLE                    32814
Akamai Technologies            COM              00971T101     3118    64095 SH       SOLE                    64095
Allegheny Technologies         COM              01741R102      840     8005 SH       SOLE                     8005
Alliance-Bernstein Holding LP  COM              01881G106     2330    26755 SH       SOLE                    26755
American Express               COM              025816109      911    14895 SH       SOLE                    14895
Amgen                          COM              031162100      203     3670 SH       SOLE                     3670
Apple Inc                      COM              037833100     2305    18885 SH       SOLE                    18885
Baker Hughes                   COM              057224107     3515    41785 SH       SOLE                    41785
Bank of America                COM              060505104     6953   142220 SH       SOLE                   142220
Baxter International           COM              071813109      860    15262 SH       SOLE                    15262
Berkshire Hathaway Class A     COM                             219        2 SH       SOLE                        2
CB Richard Ellis Group         COM              12497T101     2880    78905 SH       SOLE                    78905
Chesapeake Energy              COM              165167107      226     6545 SH       SOLE                     6545
ChevronTexaco                  COM              166764100      662     7860 SH       SOLE                     7860
Cisco Systems                  COM              17275R102     1607    57695 SH       SOLE                    57695
ConocoPhillips                 COM              20825C104     3137    39967 SH       SOLE                    39967
Constellation Energy Group     COM              210371100     1332    15285 SH       SOLE                    15285
Corporate Office Properties Tr COM              22002T108     2630    64125 SH       SOLE                    64125
Covance                        COM              222816100     3373    49195 SH       SOLE                    49195
Danaher                        COM              235851102     2029    26874 SH       SOLE                    26874
Dow Chemical                   COM              260543103      313     7075 SH       SOLE                     7075
Dun & Bradstreet               COM              26483E100     3151    30595 SH       SOLE                    30595
Express Scripts                COM              302182100     2359    47180 SH       SOLE                    47180
Exxon Mobil                    COM              30231G102     6369    75929 SH       SOLE                    75929
FMC Technologies               COM              30249U101      562     7095 SH       SOLE                     7095
Genentech                      COM              368710406      698     9230 SH       SOLE                     9230
General Electric               COM              369604103     2252    58824 SH       SOLE                    58824
General Growth Properties      COM              370021107     2598    49070 SH       SOLE                    49070
Genzyme Corp                   COM              372917104     1309    20330 SH       SOLE                    20330
Goldman Sachs                  COM              38141G104     3562    16435 SH       SOLE                    16435
Google Class A                 COM              38259P508     2738     5239 SH       SOLE                     5239
Hansen Natural Corp            COM              411310105     2171    50514 SH       SOLE                    50514
Harris                         COM              413875105     4863    89145 SH       SOLE                    89145
Hewlett-Packard                COM              428236103     4362    97767 SH       SOLE                    97767
J.P. Morgan Chase              COM              46625H100      464     9572 SH       SOLE                     9572
Johnson & Johnson              COM              478160104      410     6660 SH       SOLE                     6660
Johnson Controls Inc           COM              478366107      309     2665 SH       SOLE                     2665
L-3 Communications             COM              502424104     1924    19760 SH       SOLE                    19760
LabCorp                        COM              50540R409     4798    61307 SH       SOLE                    61307
Lowes Companies                COM              548661107     1815    59130 SH       SOLE                    59130
McDonald's                     COM              580135101     5746   113205 SH       SOLE                   113205
Microsoft                      COM              594918104     1952    66228 SH       SOLE                    66228
News Corp Ltd. ADR             COM              65248E104     3213   151500 SH       SOLE                   151500
Nord Resources Corp            COM              655555100       40    57000 SH       SOLE                    57000
Omnicom Group                  COM              681919106     2166    40930 SH       SOLE                    40930
PepsiCo                        COM              713448108     3266    50360 SH       SOLE                    50360
Precision Castparts            COM              740189105     5205    42890 SH       SOLE                    42890
Procter & Gamble               COM              742718109     1480    24186 SH       SOLE                    24186
QUALCOMM                       COM              747525103     2948    67944 SH       SOLE                    67944
Quality Systems Inc            COM              747582104     2517    66281 SH       SOLE                    66281
SEI Investments                COM              784117103     4342   149530 SH       SOLE                   149530
Schlumberger                   COM              806857108      872    10264 SH       SOLE                    10264
T. Rowe Price Group            COM              74144T108     5317   102468 SH       SOLE                   102468
Target                         COM              87612E106     2982    46885 SH       SOLE                    46885
Tower Group Inc                COM              891777104     3617   113390 SH       SOLE                   113390
United Technologies            COM              913017109     1177    16590 SH       SOLE                    16590
VF Corp                        COM              918204108     1035    11300 SH       SOLE                    11300
Walgreen                       COM              931422109     3244    74511 SH       SOLE                    74511
Washington REIT                COM              939653101      307     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     1876    53335 SH       SOLE                    53335
XTO Energy                     COM              98385X106     4302    71585 SH       SOLE                    71585
S&P Depositary Receipts                         78462F103     9645 64115.0000SH      SOLE               64115.0000
Schwab Institutional Select S&                                 977 81710.8810SH      SOLE               81710.8810
Vanguard Mid-Cap ETF                            922908629     3530 43828.0000SH      SOLE               43828.0000